Cash and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Marketable Securities [Abstract]
Schedule Of Amortized Cost, Fair Value And Gross Unrealized Gains And Losses Of The Company's Short- And Long-Term Investments In Debt And Equity Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value
Available-for-sale securities, December 31, 2018
Debt securities	$9	$—	$—	$9
Equity securities	—	—	—	—
Total securities	$9	$—	$—	$9
Available-for-sale securities, December 31, 2017
Debt securities	$25	$—	$—	$25
Equity securities	2	—	—	2
Total securities	$27	$—	$—	$27

Schedule Of Proceeds From Sale Of Securities, Maturities Of Available-for-sale Securities And Gross Realized (Gains) Losses

	Year Ended
	December 31,
(In millions)	2018	2017	2016
Proceeds from sale of securities	$17	$12	$42
Maturities of securities	15	36	7
Gross realized gains, pre-tax	—	—	4
Gross realized gains, net of tax	—	—	2
Gross realized losses, pre-tax	—	—	—
Gross realized losses, net of tax	—	—	—